Cover	12 Months Ended
Mar. 31, 2026 shares
Document Information [Line Items]
Entity Central Index Key	0002020228
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Current Fiscal Year End Date	--03-31
Document Period End Date	Mar. 31, 2026
Document Fiscal Year Focus	2026
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-42728
Entity Registrant Name	Masonglory Limited
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Room 8, 25/F, CRE Centre
Entity Address, Address Line Two	889 Cheung Sha Wan
Entity Address, City or Town	Kowloon
Entity Address, Country	HK
Title of 12(b) Security	Ordinary Shares, par value US$0.0001 per share
Trading Symbol	MSGY
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	16,957,000
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	Yes
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Amendment Flag	false
Document Fiscal Period Focus	FY
Entity Address, Postal Zip Code	000000
Business Contact
Document Information [Line Items]
Contact Personnel Name	Tse Tsz Tun
Entity Address, Address Line One	Room 8, 25/F, CRE Centre
Entity Address, Address Line Two	889 Cheung Sha Wan
Entity Address, City or Town	Kowloon
Entity Address, Country	HK
City Area Code	+852
Local Phone Number	3997 3682
Entity Address, Postal Zip Code	000000